Fixed Assets and Equipment on Lease - Schedule of Equipment on Lease (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Accumulated depreciation	$ (183,796)	$ (181,382)	$ (176,607)
Equipment on lease, net	251	496	1,457
Tags [Member]
Summary Of Significant Accounting Policies [Line Items]
Equipment on lease, gross	131,078	129,533	126,817
Text [Member]
Summary Of Significant Accounting Policies [Line Items]
Equipment on lease, gross	28,971	28,629	28,029
Infinity/Touch [Member]
Summary Of Significant Accounting Policies [Line Items]
Equipment on lease, gross	$ 23,998	$ 23,716	$ 23,218